SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2017
Office equipment, furniture, and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20% declining balance
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	30% declining balance
Mine machinery and transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20% declining balance
Mill machinery and processing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20 years straight line
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20 years straight line